Document and Entity Information	Dec. 30, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	BECTON DICKINSON & CO
Amendment Flag	false
Entity Central Index Key	0000010795
Document Type	8-K
Document Period End Date	Dec. 30, 2025
Entity Incorporation State Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive
Entity Address, City or Town	Franklin Lakes
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Notes 1.900due December 152026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
M 1.208 Notes Due June 420262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
M 1.213 Notes Due February 1220364 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
M 3.519 Notes Due February 820313 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.519% Notes due February 8, 2031
Trading Symbol	BDX31
Security Exchange Name	NYSE
M 3.828 Notes Due June 720321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.828% Notes due June 7, 2032
Trading Symbol	BDX32A
Security Exchange Name	NYSE